Share-Based Compensation - Information About Options to Purchase Common Stock (Details) - USD ($)	1 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Outstanding, beginning balance					85,685	150,852	85,685
Granted						116,425	68,800
Exercised	(652,000)	(242,500)	(28,500)	(194,000)	(72,660)		(3,633)	(259,000)
Forfeited						(5,275)		(78,979)
Outstanding, ending balance	150,852					262,002	150,852	85,685
Weighted average exercise price per share
Outstanding, beginning balance					$ 6.60	$ 14.80	$ 6.60
Granted						5.67	24.40
Exercised							1.60
Forfeited						0.63
Outstanding, ending balance	$ 14.80					$ 10.81	$ 14.80	$ 6.60
Weighted average contractual term (years)
Weighted average contractual term (years)						4 years 7 months 6 days	5 years 3 months 18 days	5 years 2 months 12 days
Granted						10 months 24 days	6 years 4 months 24 days
Intrinsic value of the outstanding options	$ 0					$ 0	$ 0